===============================================================================
THE STRONG
GROWTH FUND II

SEMI-ANNUAL REPORT o JUNE 30, 1998


                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Growth Fund II................................................2

FINANCIAL INFORMATION
     Schedule of Investments in Securities....................................4
     Statement of Assets and Liabilities......................................5
     Statement of Operations..................................................6
     Statements of Changes in Net Assets......................................6
     Notes to Financial Statements............................................7

FINANCIAL HIGHLIGHTS..........................................................8


                                 [STRONG LOGO]
                        STRONG FUNDS DISTRIBUTORS, INC.
                  P.O. Box 2936 o Milwaukee, Wisconsin 53201
             Strong Funds are offered by prospectus only. 8317H98

=========================
THE STRONG GROWTH FUND II
=========================

DURING THE PERIOD, WE FOCUSED THE FUND'S HOLDINGS ON COMPANIES WITH LIMITED ASIAN EXPOSURE.
The Strong Growth Fund II seeks capital growth. The Fund invests primarily in equity securities that the Fund's Advisor believes have above-average growth prospects. The Fund is able to invest in any company regardless of size.

=================================
         ASSET ALLOCATION
=================================
Based on net assets as of 6-30-98
[PIE CHART]

Stocks                      92.4%
Short-Term Investments       7.6%
=================================

For the six months ended June 30, 1998, the Strong Growth Fund II generated a positive total return of 16.55% by maintaining a primarily mid-to-large cap portfolio of growth stocks.(1)

======================================
           TOP FIVE SECTORS
======================================
            As of 6-30-98

SECTOR                 % OF NET ASSETS
--------------------------------------
Technology                       31.8%
 ......................................
Retail                           21.2%
 ......................................
Healthcare                       12.0%
 ......................................
Capital Equipment                10.6%
 ......................................
Financial                         8.6%
 ......................................

Please see the Schedule of Investments
in Securities for a complete listing
of the Fund's portfolio.
======================================

LOOKING BACK
Over the past six months, the market for U.S. equities continued to rise, led by the largest blue-chip stocks within the Standard & Poor's 500 Stock Index (S&P
500). By contrast, the Russell 2000(reg.tm) Index (composed of smaller cap stocks) rose only 4.93% vs. 17.71% for the S&P 500 during the six months ended June 30.*

Asian economic turmoil continued to dominate investor focus as analysts struggled to determine its impact on earnings of companies which compete within this region. During the period, we focused the Fund's holdings on companies with limited Asian exposure. Some areas that we favored include:

o retailers Kohl's, Lowe's, and Dollar Tree.

o selected technology companies in areas such as networking (Cisco Systems), software (Microsoft and America Online), and telecommunications (Lucent Technologies and Tellabs).

o healthcare companies Warner-Lambert, McKesson, and Medtronic.

o service firms such as Robert Half International and Outdoor Systems.

We have done most of our recent buying in the mid- and small-cap area, where many great growth companies became exceptional bargains.

WHERE WE ARE
The U.S. economy is in good condition and the consumer is benefiting. Real disposable income has been growing at above trend-line and consumer confidence is high. This is a great job market and Americans are employed at record levels. For the first time since 1969, the United States has a budget surplus. Inflation is low and corporations generally have a lack of pricing power. As a result, companies still strive to increase productivity as a means to increase margins and earnings.

We have a liquidity-driven market caused by foreign investment in the United States, corporate share repurchases, corporate mergers and acquisitions, and retirement plan contributions. This liquidity is the key reason that the big-cap indices--the Dow Jones Industrial Average and the S&P 500--are performing so well. Slowing corporate revenue and earnings growth is being offset by low inflation and interest rates, and the strong U.S. dollar, which makes stocks

==============================================================================
                          FIVE LARGEST STOCK HOLDINGS
==============================================================================
                                 As of 6-30-98
                                                                     % OF NET
  SECURITY                          INDUSTRY                           ASSETS
------------------------------------------------------------------------------
  Kohl's Corporation                Retail-Department Store              2.8%
  ...........................................................................
  Microsoft Corporation             Computer Software                    2.4%
  ...........................................................................
  Lowe's Companies, Inc.            Retail-Specialty                     2.2%
  ...........................................................................
  General Electric Company          Electrical Equipment                 2.1%
  ...........................................................................
  Cisco Systems, Inc.               Computer Software                    2.1%
  ...........................................................................

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.
==============================================================================
preferable over cash. Some of the best growth stocks, especially in the mid- and large-cap areas, are where we have kept most of our weighting in the portfolio.

OUR OUTLOOK
Absent a rise in inflation and interest rates, the stock market can continue to rise over the long term, but short-term corrections can come at any time as valuations become too full or economic news makes investors nervous. While there is the risk that the Federal Reserve could tighten, given the Asian crisis, low inflation, and the higher dollar, the probability is that the Fed will remain on the sidelines. This is a time to really focus on companies with the best fundamentals, and solid earnings growth coupled with the best valuations. Presently, the most attractive valuations are with the mid-to-small cap stocks which have lagged the large-cap stocks. As always, it is our belief that outstanding companies with superior earnings and revenue growth will outperform the market over time, and our ability to buy the stocks of companies of all sizes allows us to move to the most attractive areas.

Thank you for your investment in the Strong Growth Fund II. We appreciate the opportunity to serve you, and look forward to helping you pursue your important financial goals in the years ahead.

[PHOTO OF RONALD C. OGNAR]

Sincerely,

/s/ Ronald C. Ognar
Ronald C. Ognar
Portfolio Manager

===============================================================================
                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
===============================================================================
                           From 12-31-96 to 6-30-98
[GRAPH]

                         STRONG GROWTH      S&P 500      Lipper Growth
                            FUND II          Index*       Funds Index*
         12-96              10,000          10,000          10,000
         2-97               10,320          10,708          10,440
         4-97               10,110          10,881          10,401
         6-97               11,370          12,061          11,536
         8-97               12,590          12,291          12,031
         10-97              12,740          12,531          12,308
         12-97              12,975          13,336          12,803
         2-98               13,683          14,456          13,798
         4-98               14,329          15,350          14,542
         6-98               15,122          15,698          14,797

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index ("S&P 500") and the Lipper Growth Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                              =================================
                                                         AVERAGE ANNUAL
                                                         TOTAL RETURN(1)
                                              =================================
                                                          As of 6-30-98

                                                       1-YEAR            32.99%

                                              SINCE INCEPTION            31.74%
                                                (on 12-31-96)
                                              =================================

-------------------------------------------------------------------------------
* The S&P 500 is an unmanaged index generally representative of the U.S.
  stock market, without regard to company size. The Russell 2000(reg.tm) Index is an unmanaged index generally representative of the U.S. stock market for small cap stocks. The Lipper Growth Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P and the Russell index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.

1 The Fund's returns include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to any particular insurance product. Including such insurance fees and expenses in the Fund's return quotations has the effect of decreasing the performance quoted. Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change.

SCHEDULE OF INVESTMENTS IN SECURITIES                 JUNE 30, 1998 (UNAUDITED)
-------------------------------------------------------------------------------
                                                       Shares or
                                                       Principal      Value
                                                        Amount      (Note 2)
-------------------------------------------------------------------------------
COMMON STOCKS 92.4%
AIRLINE 0.8%
Midwest Express Holdings, Inc. (b)                        2,200     $   79,613

BANK - REGIONAL 1.0%
Northern Trust Company                                      700         53,375
US Bancorp                                                  900         38,700
                                                                    ----------
                                                                        92,075
BEVERAGE - SOFT DRINK 1.0%
The Coca-Cola Company                                     1,100         94,050

BROKERAGE & INVESTMENT MANAGEMENT 0.9%
Morgan Stanley, Dean Witter & Company                       900         82,238

COMMERCIAL SERVICE 6.3%
Accustaff, Inc. (b)                                       1,600         50,000
Lamar Advertising Company (b)                             2,000         71,750
Lason Holdings, Inc. (b)                                    400         21,800
Outdoor Systems, Inc. (b)                                 4,000        112,000
Paychex, Inc.                                             2,250         91,547
Robert Half International, Inc. (b)                       2,200        122,925
Romac International, Inc. (b)                             2,500         75,937
Snyder Communications, Inc. (b)                           1,000         44,000
                                                                    ----------
                                                                       589,959
COMPUTER - PERSONAL & WORKSTATION 0.9%
Dell Computer Corporation (b)                              900          83,531

COMPUTER SERVICE 2.9%
Acxiom Corporation (b)                                    1,000         24,938
Cambridge Technology Partners, Inc. (b)                   1,600         87,400
Envoy Corporation (b)                                       800         37,900
Fiserv, Inc. (b)                                          1,650         70,073
Information Management Resources, Inc. (b)                1,500         50,719
                                                                    ----------
                                                                       271,030
COMPUTER SOFTWARE 17.6%
America Online, Inc. (b)                                  1,700        180,200
Ascend Communications, Inc. (b)                           2,500        123,906
BMC Software, Inc. (b)                                      800         41,550
CBT Group PLC Sponsored ADR (b)                           2,500        133,750
Cisco Systems, Inc. (b)                                   2,100        193,331
Citrix Systems, Inc. (b)                                  1,000         68,375
Compuware Corporation (b)                                 1,500         76,688
J.D. Edwards & Company (b)                                1,000         42,938
FORE Systems, Inc. (b)                                    3,000         79,500
HBO & Company                                             4,500        158,625
Legato Systems, Inc. (b)                                  1,000         39,000
Microsoft Corporation (b)                                 2,100        227,587
Network Associates, Inc. (b)                                600         28,725
PeopleSoft, Inc. (b)                                        900         42,300
Saville Systems PLC Sponsored ADR (b)                     2,500        125,312
Visio Corporation (b)                                     2,000         95,500
                                                                    ----------
                                                                     1,657,287
COSMETIC & PERSONAL CARE 0.2%
The Gillette Company                                        400         22,675

DIVERSIFIED OPERATIONS 2.2%
Monsanto Company                                          1,500         83,813
Tyco International, Ltd.                                  2,000        126,000
                                                                    ----------
                                                                       209,813
ELECTRICAL EQUIPMENT 2.1%
General Electric Company                                  2,200        200,200

ELECTRONICS - SEMICONDUCTOR/COMPONENT 1.9%
Uniphase Corporation (b)                                  1,200         75,338
Vitesse Semiconductor Corporation (b)                     3,300        101,887
                                                                    ----------
                                                                       177,225
FINANCE - MISCELLANEOUS 1.1%
American Express Company                                    900        102,600

HEALTHCARE - DRUG/DIVERSIFIED 6.0%
Bristol-Myers Squibb Company                                800         91,950
Elan Corporation PLC ADR (b)                              1,200         77,175
Pfizer, Inc.                                              1,200        130,425
Schering-Plough Corporation                               1,500        137,437
Warner-Lambert Company                                    1,800        124,875
                                                                    ----------
                                                                       561,862
HEALTHCARE - INSTRUMENTATION 1.0%
Medtronic, Inc.                                           1,500         95,625

HEALTHCARE - MEDICAL SUPPLY 3.0%
Cardinal Health, Inc.                                     1,000         93,750
McKesson Corporation                                      2,100        170,625
Sybron International Corporation (b)                        800         20,200
                                                                    ----------
                                                                       284,575
HEALTHCARE - PATIENT CARE 1.6%
Boron, LePore & Associates, Inc. (b)                      2,000         76,000
Parexel International Corporation (b)                       500         18,188
Quintiles Transnational Corporation (b)                     400         19,675
Total Renal Care Holdings, Inc. (b)                       1,200         41,400
                                                                    ----------
                                                                       155,263
HEALTHCARE - PRODUCT 0.3%
Guidant Corporation                                         400         28,525

INSURANCE - DIVERSIFIED 1.4%
Travelers Group, Inc.                                     2,200        133,375

INSURANCE - PROPERTY & CASUALTY 1.1%
American International Group, Inc.                          500         73,000
MGIC Investment Corporation                                 500         28,531
                                                                    ----------
                                                                       101,531
LEISURE SERVICE 0.8%
Carnival Corporation                                      2,000         79,250

MEDIA - PUBLISHING 0.6%
Time Warner, Inc.                                           700         59,806

MEDIA - RADIO/TV 3.1%
Chancellor Media Corporation (b)                            800         39,725
Clear Channel Communications, Inc. (b)                    1,000        109,125
Jacor Communications, Inc. (b)                              700         41,300
Tele-Communications, Inc. Liberty Media Group
  Series A (b)                                            1,850         71,803
Viacom International, Inc. (b)                              500         29,125
                                                                    ----------
                                                                       291,078
MORTGAGE & RELATED SERVICE 1.0%
Federal Home Loan Mortgage Corporation                    1,200         56,475
Federal National Mortgage Association                       600         36,450
                                                                    ----------
                                                                        92,925
OIL WELL EQUIPMENT & SERVICE 0.7%
Camco International, Inc.                                   800         62,300

PERSONAL & COMMERCIAL LENDING 1.8%
Associates First Capital Corporation                      1,000         76,875
Beneficial Corporation                                      200         30,638
Household International, Inc.                             1,200         59,700
                                                                    ----------
                                                                       167,213

-------------------------------------------------------------------------------
                                                       Shares or
                                                       Principal      Value
                                                        Amount      (Note 2)
-------------------------------------------------------------------------------
RETAIL - DEPARTMENT STORE 3.1%
Kohl's Corporation (b)                                    5,000     $  259,375
Fred Meyer, Inc. (b)                                        800         34,000
                                                                    ----------
                                                                       293,375
RETAIL - DISCOUNT & VARIETY 2.3%
Dollar Tree Stores, Inc. (b)                              4,500        182,812
99 Cents Only Stores (b)                                    800         33,200
                                                                    ----------
                                                                       216,012
RETAIL - DRUG STORE 2.1%
CVS Corporation                                           2,400         93,450
Walgreen Company                                          2,600        107,413
                                                                    ----------
                                                                       200,863
RETAIL - FOOD CHAIN 1.2%
Safeway, Inc. (b)                                         2,800        113,925

RETAIL - MAJOR CHAIN 2.4%
Dayton Hudson Corporation                                 2,100        101,850
Wal-Mart Stores, Inc.                                     2,000        121,500
                                                                    ----------
                                                                       223,350
RETAIL - RESTAURANT 1.6%
Outback Steakhouse, Inc. (b)                              1,000         39,000
Starbucks Corporation (b)                                 2,000        106,875
                                                                    ----------
                                                                       145,875
RETAIL - SPECIALTY 8.5%
Best Buy Company, Inc. (b)                                1,500         54,188
Gap, Inc.                                                 1,400         86,275
The Home Depot, Inc.                                      1,200         99,675
Lowe's Companies, Inc.                                    5,000        202,812
Michaels Stores, Inc. (b)                                 1,000         35,281
Office Depot, Inc. (b)                                    1,500         47,344
Stage Stores, Inc. (b)                                    1,500         67,875
Staples, Inc. (b)                                         4,000        115,750
Williams-Sonoma, Inc. (b)                                 3,000         95,437
                                                                    ----------
                                                                       804,637
SAVINGS & LOAN 0.4%
Washington Mutual, Inc.                                     800         34,750

SOAP & CLEANING PREPARATION 1.0%
The Procter & Gamble Company                              1,000         91,063

TELECOMMUNICATION EQUIPMENT 6.0%
Advanced Fibre Communications, Inc. (b)                   2,500        100,156
CIENA Corporation (b)                                     1,500        104,438
Lucent Technologies, Inc.                                 2,000        166,375
RELTEC Corporation (b)                                    1,700         76,500
Tellabs, Inc. (b)                                         1,700        121,762
                                                                    ----------
                                                                       569,231
TELECOMMUNICATION SERVICE 2.5%
Intermedia Communications, Inc. (b)                       1,800         75,487
MCI Communications Corporation                              700         40,688
WorldCom, Inc. (b)                                        2,400        116,250
                                                                    ----------
                                                                       232,425
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST $7,589,789)                                8,701,130
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (a) 10.9%
COMMERCIAL PAPER 10.9%
INTEREST BEARING, DUE UPON DEMAND
General Mills, Inc., 5.26%                             $365,600        365,600
Johnson Controls, Inc., 5.26%                           391,700        391,700
Pitney Bowes Credit Corporation, 5.26%                  266,700        266,700
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,024,000)                       1,024,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES (COST $8,613,789) 103.3%             9,725,130
Other Assets and Liabilities, Net (3.3%)                              (306,331)
------------------------------------------------------------------------------
NET ASSETS 100.0%                                                   $9,418,799
==============================================================================


LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

See notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

ASSETS:
  Investments in Securities, at Value (Cost of $8,613,789)         $9,725,130
  Dividends and Interest Receivable                                     4,817
  Other Assets                                                         11,820
                                                                   ----------
  Total Assets                                                      9,741,767

LIABILITIES:
  Payable for Securities Purchased                                    310,739
  Accrued Operating Expenses and Other Liabilities                     12,229
                                                                   ----------
  Total Liabilities                                                   322,968
                                                                   ----------
NET ASSETS                                                         $9,418,799
                                                                   ==========
NET ASSETS CONSIST OF:
  Capital Stock (par value and paid-in capital)                    $8,431,805
  Accumulated Net Investment Loss                                      (2,642)
  Accumulated Net Realized Loss                                      (121,705)
  Net Unrealized Appreciation                                       1,111,341
                                                                   ----------
  Net Assets                                                       $9,418,799
                                                                   ==========
Capital Shares Outstanding (Unlimited Number Authorized)              648,941

NET ASSET VALUE PER SHARE                                              $14.51
                                                                       ======

                      See notes to financial statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Six Months Ended June 30, 1998 (Unaudited)

INCOME:
  Dividends (Net of withholding taxes of $4)                         $  9,709
  Interest                                                             19,101
                                                                     --------
  Total Income                                                         28,810

EXPENSES:
  Investment Advisory Fees                                             26,228
  Custodian Fees                                                        7,121
  Accounting Fees                                                       6,407
  Reports to Shareholders                                              30,366
  Other                                                                 4,599
                                                                     --------
  Total Expenses before Waivers and Absorptions                        74,721
  Voluntary and Involuntary Expense Waivers and
    Absorptions by Advisor                                            (43,269)
                                                                     --------
  Expenses, Net                                                        31,452
                                                                     --------
NET INVESTMENT LOSS                                                    (2,642)

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Loss on Investments                                    (59,859)
  Net Change in Unrealized Appreciation/Depreciation on Investments   982,705
                                                                     --------
NET GAIN                                                              922,846
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $920,204
                                                                     ========


STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                              SIX MONTHS ENDED     YEAR ENDED
                                                JUNE 30, 1998     DEC. 31, 1997
                                              ----------------    -------------
                                                 (UNAUDITED)        (NOTE 1)
OPERATIONS:
  Net Investment Income (Loss)                  ($    2,642)       $    1,045
  Net Realized Gain (Loss)                          (59,859)           23,906
  Net Change in Unrealized Appreciation/
    Depreciation                                    982,705           128,636
                                                 ----------        ----------
  Net Increase in Net Assets Resulting from
    Operations                                      920,204           153,587

DISTRIBUTIONS:
  From Net Investment Income                            (41)           (1,045)
  In Excess of Net Investment Income                     --           (26,514)
  From Net Realized Gains                                --           (23,906)
  In Excess of Net Realized Gains                        --           (35,291)
                                                 ----------        ----------
  Total Distributions                                   (41)          (86,756)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Sold                       6,772,893         2,457,283
  Proceeds from Reinvestment of Distributions            41            86,756
  Payment for Shares Redeemed                      (648,270)         (236,898)
                                                 ----------        ----------
  Increase in Net Assets from Capital Share
    Transactions                                  6,124,664         2,307,141
                                                 ----------        ----------
TOTAL INCREASE IN NET ASSETS                      7,044,827         2,373,972

NET ASSETS:
  Beginning of Period                             2,373,972                --
                                                 ----------        ----------
  End of Period                                  $9,418,799        $2,373,972
                                                 ==========        ==========

TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                              507,072           204,701
  Issued in Reinvestment of Distributions                 3             7,212
  Redeemed                                          (48,889)          (21,158)
                                                    -------           -------
  Net Increase in Shares of the Fund                458,186           190,755
                                                    =======           =======

                      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

1. ORGANIZATION
   The Strong Growth Fund II commenced investment operations on January 2, 1997, and is a diversified series of Strong Variable Insurance Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940. The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. At June 30, 1998, approximately 71% of the Fund's shares were owned by the separate accounts of one insurance company.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
   (A) Security Valuation -- Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price or the mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or at the last reported sales price. Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service, otherwise sale or bid prices are used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

       The Fund may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. The Fund held no restricted securities at June 30, 1998.

   (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

       The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

   (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are calculated on a first-in, first-out basis.

   (D) Futures -- Upon entering into a futures contract, the Fund pledges to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. The Fund also receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   (E) Options -- The Fund may write put or call options (none were written during the period). Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

   (F) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

   (G) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

-------------------------------------------------------------------------------
June 30, 1998 (Unaudited)

   (H) Additional Investment Risks -- The Fund may utilize derivative instruments including options, futures and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices or interest rates. The use of these instruments may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

       Foreign denominated assets and forward currency contracts may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

   (I) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   (J) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discounts.

3. RELATED PARTY TRANSACTIONS
   Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory and shareholder recordkeeping and related services to the Fund. The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of 1.00% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on the lesser of 0.15% of the average daily net assets of the Fund or a contractually established rate for each participant account.

   The Fund may invest cash reserves in money market funds sponsored and managed by the Advisor, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, advisory fees of the Fund are reduced by an amount equal to advisory fees paid to the Advisor under its investment advisory agreement with the money market funds.

   The amount payable to the Advisor at June 30, 1998 and unaffiliated directors' fees, excluding the effects of waivers and reimbursements, for the six months then ended were $11,544 and $750, respectively.

4. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of long-term securities for the six months ended June 30, 1998 were $10,365,721 and $4,714,032, respectively.

5. INCOME TAX INFORMATION
   At June 30, 1998, the cost of investments in securities for federal income tax purposes was $8,627,488. Net unrealized appreciation of securities was $1,097,642, consisting of gross unrealized appreciation and depreciation of $1,147,586 and $49,944, respectively. Under current tax law, capital losses of $52,250 which were realized during November and December 1997 are being deferred and treated as occurring on the first day of the following fiscal year.





FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
                                                            SELECTED PER-SHARE DATA (a)
                  -----------------------------------------------------------------------------------------------------------------
                              INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                            ------------------------------------- --------------------------------------------------------
                  Net Asset             Net Realized     Total               In Excess           In Excess                Net Asset
                    Value,      Net    and Unrealized     from     From Net    of Net   From Net   of Net                  Value,
                  Beginning Investment    Gains on     Investment Investment Investment Realized  Realized      Total      End of
Period Ended      of Period   Income    Investments    Operations   Income     Income     Gains     Gains    Distributions  Period
June 30, 1998 (b)   $12.45        --       $2.06          $2.06      $0.00(c)      --        --        --        $0.00(c)   $14.51
Dec. 31, 1997        10.00     $0.02        2.94           2.96      (0.01)    ($0.15)   ($0.14)   ($0.21)       (0.51)      12.45

                                                  RATIOS AND SUPPLEMENTAL DATA
                  ---------------------------------------------------------------------------------------
                               Net                 Ratio of Expenses  Ratio of Net
                             Assets,    Ratio of     to Average Net    Investment                Average
                             End of     Expenses     Assets Without      Income     Portfolio  Commission
                    Total  Period (In  to Average  Voluntary Waivers   to Average    Turnover     Rate
Period Ended       Return  Thousands)  Net Assets   and Absorptions    Net Assets      Rate       Paid
June 30, 1998 (b)  +16.6%    $9,419       1.2%*          2.0%*           (0.1%)*       96.0%    $0.0676
Dec. 31, 1997      +29.8%     2,374       1.2%           2.0%             0.2%        541.3%     0.0357

  * Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the six months ended June 30, 1998. (Unaudited)  Total return and portfolio turnover rate are not annualized.
(c) Amount calculated is less than $0.01 or 0.1%.


8